Loans and Leases (Schedule of Loans Acquired in Acquisition) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Ohio State Bancshares, Inc. [Member] | Performing Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance		$ 34,416	$ 41,873
Contractual principal receivable, change due to payments received		(8,907)	(7,457)
Contractual principal receivable, transfer to foreclosed real estate
Contractual principal receivable, change due to loan charge-off
Contractual principal receivable, ending balance	25,509	25,509	34,416
Difference [Abstract]
Accretable yield, beginning balance		(1,476)	(1,809)
Accretable yield, change due to payments received		547	333
Accretable yield, transfer to foreclosed real estate
Accretable yield, change due to loan charge-off
Accretable yield, ending balance	(929)	(929)	(1,476)
Carrying Amount [Abstract]
Carrying amount, beginning balance		32,940	40,064
Carrying amount, change due to payments received		(8,360)	(7,124)
Carrying amount, transfer to foreclosed real estate
Carrying amount, change due to loan charge-off
Carrying amount, ending balance	24,580	24,580	32,940
Ohio State Bancshares, Inc. [Member] | Nonperforming Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance		1,520	1,959
Contractual principal receivable, change due to payments received		(465)	(238)
Contractual principal receivable, transfer to foreclosed real estate
Contractual principal receivable, change due to loan charge-off	(559)	(559)	(201)
Contractual principal receivable, ending balance	496	496	1,520
Difference [Abstract]
Non-accretable difference, beginning balance		(896)	(1,194)
Accretable yield, change due to payments received		176	108
Accretable yield, transfer to foreclosed real estate
Accretable yield, change due to loan charge-off		488	190
Non-accretable difference, ending balance	(232)	(232)	(896)
Carrying Amount [Abstract]
Carrying amount, beginning balance		624	765
Carrying amount, change due to payments received		(289)	(130)
Carrying amount, transfer to foreclosed real estate
Carrying amount, change due to loan charge-off		(71)	(11)
Carrying amount, ending balance	264	264	$ 624
Benchmark [Member] | Performing Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance	96,914
Contractual principal receivable, change due to payments received	(7,763)
Contractual principal receivable, ending balance	89,151	89,151
Difference [Abstract]
Accretable yield, beginning balance	(2,273)
Accretable yield, change due to payments received	207
Accretable yield, ending balance	(2,066)	(2,066)
Carrying Amount [Abstract]
Carrying amount, beginning balance	94,641
Carrying amount, change due to payments received	(7,556)
Carrying amount, ending balance	87,085	87,085
Benchmark [Member] | Nonperforming Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance	1,588
Contractual principal receivable, ending balance	1,588	1,588
Difference [Abstract]
Non-accretable difference, beginning balance	(674)
Non-accretable difference, ending balance	(674)	(674)
Carrying Amount [Abstract]
Carrying amount, beginning balance	914
Carrying amount, ending balance	$ 914	$ 914